Taxation - Summary of taxation by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [line items]
Current taxation	€ 2,008	€ 1,908	€ 1,371
Deferred taxation	3,122	399	(301)
Effective tax amount	5,130	2,306	1,070
Netherlands
Disclosure of income taxes [line items]
Current taxation	498	459	355
Deferred taxation	901	269	(72)
Effective tax amount	1,399	728	283
Rest of the world
Disclosure of income taxes [line items]
Current taxation	1,510	1,448	1,016
Deferred taxation	2,221	129	(230)
Effective tax amount	€ 3,731	€ 1,578	€ 786